Interest-Bearing Loans and Borrowings - Additional Information (Detail) $ in Millions, € in Billions			6 Months Ended	12 Months Ended
	Apr. 25, 2019 USD ($)	Feb. 11, 2019 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jun. 30, 2019 EUR (€)
Disclosure of detailed information about borrowings [line items]
Commercial papers			$ 3,100
Commercial papers authorized amount			3,000		€ 1.0
Twelve series senior notes [member] | Anheuser-Busch InBev Finance Inc., Anheuser-Busch InBev Worldwide Inc. and Anheuser-Busch Companies, LLC [member]
Disclosure of detailed information about borrowings [line items]
Redemption of outstanding principal amount		$ 16,300
AB inBev [member]
Disclosure of detailed information about borrowings [line items]
Current and non-current interest-bearing loans and borrowings			112,636	$ 111,581
AB inBev [member] | IFRS 16 [member]
Disclosure of detailed information about borrowings [line items]
Net debt restated			104,200	$ 104,200
Payment of interests and taxes			4,200
Settlement of derivatives			800
Dividend payments to shareholders			$ 2,400
Net debt to normalized EBITDA margin			4.6x	4.6x
Notes due 2020 and 2023 [member]
Disclosure of detailed information about borrowings [line items]
Redemption of outstanding principal amount	$ 2,300